Income Taxes	12 Months Ended
Dec. 31, 2014
Income Taxes [Abstract]
Income Taxes

16. Income Taxes

The income tax provision for the years ended December 31, 2014, 2013 and 2012, respectively, was as follows:

	Year Ended December 31,
	2014	2013	2012
Current:
Federal	$(1,063)	$349	$(3,567)
State	2,590	2,521	1,868
Current income tax provision (benefit)	1,527	2,870	(1,699)
Deferred:
Federal	(42,382)	(40,161)	(41,210)
State	(1,010)	606	2,763
Deferred income tax provision (benefit)	(43,392)	(39,555)	(38,447)
Total income tax provision (benefit)	$(41,865)	$(36,685)	$(40,146)

The differences between the federal statutory rate and the effective income tax rate principally relate to the impact of valuation allowances and uncertain tax positions related to state income taxes, book versus tax basis differences in the Company’s investment in EBS Master LLC (“EBS Master”) prior to the change in tax status of EBS Master from a partnership to a corporation in January 2014, non-deductible costs related to the Merger and stock compensation expense recorded for book purposes but not deductible for tax. The reconciliation between the federal statutory rate and the effective income tax rate is as follows:

	Year Ended December 31,
	2014	2013	2012
Statutory U.S. federal tax rate	35.00%	35.00%	35.00%
State income taxes (net of federal benefit)	1.00	(1.89)	(2.95)
Other	0.79	(0.10)	(1.02)
Domestic production activities	—	—	2.85
Change in tax status	(1.23)	—	—
Effective income tax rate	35.56%	33.01%	33.88%

At December 31, 2014, the Company had net operating loss carryforwards (tax effected) for federal and state income tax purposes of approximately $162,671 and $39,362, respectively, which expire from 2027 through 2035 and 2017 through 2035, respectively. A portion of net operating loss carryforwards may be subject to an annual limitation regarding their utilization against taxable income in future periods due to the “change of ownership” provisions of the Internal Revenue Code and similar state provisions.

The Company and certain of its subsidiaries are included in Parent’s consolidated filing group for U.S. federal income tax purposes, as well as in certain state income tax returns that include Parent. With respect to tax returns for any taxable period in which the Company or any of its subsidiaries are included in a tax return filing with Parent, the amount of taxes to be paid by the Company is determined, subject to certain adjustments, as if it and its subsidiaries filed their own tax returns excluding Parent.

Significant components of the Company’s deferred tax assets (liabilities) as of December 31, 2014 and 2013 were as follows:

	2014	2013
Deferred tax assets and (liabilities):
Depreciation and amortization	$(636,550)	$(327,142)
Investment in partnership	—	(307,077)
Accounts receivable	2,503	738
Fair value of interest rate swap	967	632
Accruals and reserves	17,756	4,122
Capital and net operating losses	203,962	182,182
Debt discount and interest	451	1,249
Equity compensation	8,675	6,960
Valuation allowance	(15,468)	(7,012)
Tax receivable agreement obligation to related parties	21,381	13,484
Other	1,989	1,918
Net deferred tax assets and (liabilities)	$(394,334)	$(429,946)
Reported as:
Current deferred tax assets	$18,893	$6,317
Non-current deferred tax liabilities	(413,227)	(436,263)
Net deferred tax assets and (liabilities)	$(394,334)	$(429,946)

In January 2014, the Company effected a change in the tax status of EBS Master from a partnership to a corporation.  Prior to the tax status change, the Company recognized a deferred tax liability for the difference in the book and tax basis of its investment in EBS Master (i.e. outside basis).  Following the tax status change, the Company’s deferred tax balances reflect differences in the book and tax bases of the individual assets and liabilities included in the corporation.

A reconciliation of the beginning and ending amount of unrecognized tax benefit is as follows:

	Year Ended December 31,
	2014	2013	2012
Unrecognized benefit from prior years	$11,366	$11,021	$9,911
Decreases from prior period tax positions	(38)	(216)	—
Increases from prior period tax positions		—	—
Increases from current period tax positions	331	561	1,461
Decreases from settlements with taxing authorities	(1,347)	—	(351)
Ending unrecognized benefit	$10,312	$11,366	$11,021

The Company had unrecognized tax benefits of $752 and $1,805 as of December 31, 2014 and 2013, respectively, which if recognized, would affect the effective income tax rate. The Company anticipates that the total amount of the unrecognized tax positions could change significantly in the next twelve months as a result of further insight as to the possible resolution of matters before the Joint Committee on Taxation, as well as the expiration of the statute of limitations related to certain matters.

The Company recognizes interest income and expense (if any) related to income taxes as a component of income tax expense. The Company recognized no interest and penalties for the years ended December 31, 2014, 2013 and 2012, respectively.

The Company and its subsidiaries file income tax returns in the U.S. federal jurisdiction and various states and foreign jurisdictions. The Company’s U.S. federal and state income tax returns for the tax years 2011 and beyond remain subject to examination by the Internal Revenue Service. With respect to state and local jurisdictions and countries outside of the United States, the Company and its subsidiaries are typically subject to examination for a number of years after the income tax returns have been filed. Although the outcome of tax audits is always uncertain, the Company believes that adequate amounts of tax, interest and penalties have been provided for in the accompanying consolidated financial statements for any adjustments that may be incurred due to state, local or foreign audits.